BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
BORROWINGS
Schedule of borrowings

	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Bank borrowings (a)	151,648	145,779
Other borrowings (b)	98,081	110,978
	249,729	256,757
Secured (d)	244,030	252,896
Unsecured (d)	5,699	3,861
	249,729	256,757
Variable-rate borrowings (c)	95,216	116,792
Fixed-rate borrowings (c)	154,513	139,965
	249,729	256,757
Carrying amount repayable:
Within one year	19,702	49,700
More than one year but not exceeding two years	17,593	14,821
More than two years but not exceeding five years	46,881	44,366
More than five years	165,553	147,870
	249,729	256,757
Less: amounts repayable within one year shown under current liabilities	19,702	49,700
Amounts shown under non-current liabilities	230,027	207,057
(a)	The balance of the bank borrowings as of December 31, 2017 and 2018 mainly include the bank borrowings in Japan, the United States and Uruguay.
(b)	The balance of the other borrowings as of December 31, 2017 and 2018 mainly include the borrowings in Japan.
(c)	The Group has variable-rate bank borrowings which carried interest at one-month bank interest rate in Czech and Uruguay plus margin as at December 31, 2017 and 2018.

The effective interest rates on the Group’s borrowings as at December 31, 2017 and 2018 are as follows:

	At December 31,
	2017	2018
Effective interest rate:
Fixed-rate borrowings	3.52%	3.18%
Variable-rate borrowings	4.82%	5.02%

(d)	Details of this pledge are set out in note 20(1).

Schedule of effective interest rates

	At December 31,
	2017	2018
Effective interest rate:
Fixed-rate borrowings	3.52%	3.18%
Variable-rate borrowings	4.82%	5.02%